Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2022
GTF-NPRT3-0622
1.9897897.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 13.2%
Entertainment – 1.3%
Bilibili, Inc. ADR (a)	21,134	$ 514,402
Endeavor Group Holdings, Inc. (a)	18,382	418,190
Netflix, Inc. (a)	13,387	2,548,349
Roku, Inc. (a)	50	4,645
Sea Ltd. ADR (a)	14,877	1,231,221
		4,716,807
Interactive Media & Services – 11.9%
Alphabet, Inc. Class A (a)	11,419	26,060,328
Bumble, Inc. Class A (a)	5,487	131,633
Meta Platforms, Inc. Class A (a)	67,226	13,476,796
Snap, Inc. Class A (a)	125,547	3,573,068
Twitter, Inc. (a)	52	2,549
ZoomInfo Technologies, Inc. Class A (a)	3,866	183,248
		43,427,622
TOTAL COMMUNICATION SERVICES		48,144,429
CONSUMER DISCRETIONARY – 27.5%
Automobiles – 4.8%
Rivian Automotive, Inc. (a)	31,943	965,957
Tesla, Inc. (a)	18,253	15,893,982
XPeng, Inc. ADR (a)	31,572	776,987
		17,636,926
Hotels, Restaurants & Leisure – 5.1%
Airbnb, Inc. Class A (a)	31,335	4,800,835
Booking Holdings, Inc. (a)	390	862,021
Caesars Entertainment, Inc. (a)	27,825	1,844,241
Chipotle Mexican Grill, Inc. (a)	1,257	1,829,702
Churchill Downs, Inc.	60	12,176
Dutch Bros, Inc. (a)	3,589	171,447
Expedia Group, Inc. (a)	5,860	1,024,035
Hilton Worldwide Holdings, Inc. (a)	10,384	1,612,531
Marriott International, Inc. Class A (a)	12,683	2,251,486
MGM Resorts International	12,046	494,368
Penn National Gaming, Inc. (a)	61,954	2,265,658
Sweetgreen, Inc. (a)	49,834	1,345,518
Vail Resorts, Inc.	20	5,083
		18,519,101
Internet & Direct Marketing Retail – 7.7%
Alibaba Group Holding Ltd. ADR (a)	5,932	575,938
Amazon.com, Inc. (a)	10,093	25,087,464
Chewy, Inc. Class A (a)	81	2,354
Coupang, Inc. (a)	6,257	80,528
JD.com, Inc. ADR (a)	14,190	874,955
Pinduoduo, Inc. ADR (a)	16,477	709,994
The Original BARK Co. (a)	43,003	132,879
Wayfair, Inc. Class A (a)	6,678	513,805
		27,977,917
Multiline Retail – 1.1%
Dollar Tree, Inc. (a)	19,813	3,218,622
Nordstrom, Inc.	11,777	302,669

	Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)	5,956	$286,186
Target Corp.	1,479	338,173
		4,145,650
Specialty Retail – 5.3%
American Eagle Outfitters, Inc.	58,778	888,136
Aritzia, Inc. (a)	3,142	111,895
Burlington Stores, Inc. (a)	6,961	1,416,981
Carvana Co. (a)	17,936	1,039,571
Dick's Sporting Goods, Inc.	8,037	774,928
Five Below, Inc. (a)	10,111	1,588,438
Floor & Decor Holdings, Inc. Class A (a)	13,494	1,075,742
Lowe's Cos., Inc.	31,581	6,244,511
RH (a)	6,619	2,224,778
The TJX Cos., Inc.	27,554	1,688,509
Victoria's Secret & Co. (a)	27,076	1,275,821
Warby Parker, Inc. (a)	33,567	781,775
		19,111,085
Textiles, Apparel & Luxury Goods – 3.5%
Capri Holdings Ltd. (a)	39,978	1,906,951
Crocs, Inc. (a)	22,271	1,479,462
Deckers Outdoor Corp. (a)	3,326	883,884
Lululemon Athletica, Inc. (a)	7,482	2,653,342
NIKE, Inc. Class B	39,265	4,896,345
On Holding AG (a)	944	23,572
PVH Corp.	7,278	529,693
Tapestry, Inc.	10,567	347,866
		12,721,115
TOTAL CONSUMER DISCRETIONARY		100,111,794
CONSUMER STAPLES – 1.1%
Beverages – 0.6%
Celsius Holdings, Inc. (a)	32,152	1,671,904
The Boston Beer Co., Inc. Class A (a)	1,632	612,000
		2,283,904
Food & Staples Retailing – 0.4%
Albertsons Cos., Inc.	8,714	272,574
BJ's Wholesale Club Holdings, Inc. (a)	5,851	376,512
Performance Food Group Co. (a)	2,959	145,731
Sysco Corp.	3,844	328,585
US Foods Holding Corp. (a)	4,242	159,584
		1,282,986
Household Products – 0.1%
The Procter & Gamble Co.	3,039	487,911
TOTAL CONSUMER STAPLES		4,054,801
ENERGY – 3.1%
Energy Equipment & Services – 0.1%
Halliburton Co.	10,310	367,242
US Silica Holdings, Inc. (a)	8,332	154,809
		522,051

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 3.0%
Cenovus Energy, Inc.	16,282	$ 301,014
Cheniere Energy, Inc.	2,046	277,867
Denbury, Inc. (a)	7,179	459,312
Devon Energy Corp.	16,162	940,144
Diamondback Energy, Inc.	10,839	1,368,207
EOG Resources, Inc.	12,822	1,497,097
Exxon Mobil Corp.	5,500	468,875
Hess Corp.	16,513	1,701,995
Marathon Oil Corp.	14,563	362,910
Occidental Petroleum Corp.	5,737	316,051
Peabody Energy Corp. (a)	6,981	158,050
Phillips 66	8,919	773,812
Pioneer Natural Resources Co.	4,867	1,131,432
Valero Energy Corp.	9,158	1,020,934
		10,777,700
TOTAL ENERGY		11,299,751
FINANCIALS – 1.2%
Banks – 0.5%
Bank of America Corp.	10,117	360,974
Wells Fargo & Co.	36,098	1,574,956
		1,935,930
Consumer Finance – 0.6%
American Express Co.	12,520	2,187,369
Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. Class B (a)	561	181,108
TOTAL FINANCIALS		4,304,407
HEALTH CARE – 6.3%
Biotechnology – 1.2%
ADC Therapeutics S.A. (a)	486	5,720
Alnylam Pharmaceuticals, Inc. (a)	6,075	810,587
Arcutis Biotherapeutics, Inc. (a)	3,107	62,730
Argenx SE ADR (a)	1,011	290,481
Ascendis Pharma A/S ADR (a)	1,836	167,572
Avidity Biosciences, Inc. (a)	666	9,524
BioNTech SE ADR (a)	1,225	170,005
Cerevel Therapeutics Holdings, Inc. (a)	7,990	233,947
Day One Biopharmaceuticals, Inc. (a)	7,301	62,205
Generation Bio Co. (a)	863	5,463
Horizon Therapeutics PLC (a)	14,462	1,425,375
Instil Bio, Inc. (a)	4,548	32,154
Recursion Pharmaceuticals, Inc. (a)	21	130
Regeneron Pharmaceuticals, Inc. (a)	941	620,223
Relay Therapeutics, Inc. (a)	3,475	82,809
Vertex Pharmaceuticals, Inc. (a)	1,210	330,596
Verve Therapeutics, Inc. (a)	4,551	67,901
Xencor, Inc. (a)	4,148	103,617
		4,481,039

	Shares	Value

Health Care Equipment & Supplies – 2.2%
Axonics, Inc. (a)	5,314	$ 275,371
Boston Scientific Corp. (a)	7,746	326,184
Danaher Corp.	5,282	1,326,469
DexCom, Inc. (a)	5,616	2,294,585
Insulet Corp. (a)	2,614	624,720
Intuitive Surgical, Inc. (a)	4,783	1,144,572
Outset Medical, Inc. (a)	369	12,871
Shockwave Medical, Inc. (a)	7,814	1,180,930
Tandem Diabetes Care, Inc. (a)	6,405	617,954
		7,803,656
Health Care Providers & Services – 0.9%
agilon health, Inc. (a)	7,902	140,419
Alignment Healthcare, Inc. (a)	6,827	65,608
Centene Corp. (a)	2,259	181,962
Guardant Health, Inc. (a)	10,527	649,516
LifeStance Health Group, Inc. (a)	21,303	144,221
Surgery Partners, Inc. (a)	3,967	202,952
UnitedHealth Group, Inc.	3,986	2,027,080
		3,411,758
Health Care Technology – 0.0%
Certara, Inc. (a)	3,093	56,757
Life Sciences Tools & Services – 0.2%
Avantor, Inc. (a)	141	4,495
Bio-Rad Laboratories, Inc. Class A (a)	4	2,048
ICON PLC (a)	649	146,810
Maravai LifeSciences Holdings, Inc. Class A (a)	35	1,076
NanoString Technologies, Inc. (a)	2,850	53,523
Olink Holding AB ADR (a)	6,792	98,348
Seer, Inc. (a)	631	4,594
Thermo Fisher Scientific, Inc.	607	335,622
		646,516
Pharmaceuticals – 1.8%
Eli Lilly & Co.	11,024	3,220,441
Intra-Cellular Therapies, Inc. (a)	4,045	204,717
Nuvation Bio, Inc. (a)	23,201	108,117
Zoetis, Inc.	17,055	3,022,999
		6,556,274
TOTAL HEALTH CARE		22,956,000
INDUSTRIALS – 5.7%
Aerospace & Defense – 0.5%
Howmet Aerospace, Inc.	11,211	382,519
L3Harris Technologies, Inc.	593	137,730
Lockheed Martin Corp.	404	174,577
Northrop Grumman Corp.	391	171,806
The Boeing Co. (a)	5,199	773,819
		1,640,451
Airlines – 0.4%
Alaska Air Group, Inc. (a)	2,954	160,668
Delta Air Lines, Inc. (a)	12,567	540,758
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Airlines – continued
JetBlue Airways Corp. (a)	21,836	$ 240,414
Ryanair Holdings PLC ADR (a)	4,951	432,321
Southwest Airlines Co. (a)	3,683	172,070
		1,546,231
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. Class A (a)	26,607	355,203
Construction & Engineering – 0.0%
Fluor Corp. (a)	5,815	143,921
Electrical Equipment – 0.5%
Acuity Brands, Inc.	6,310	1,088,349
Array Technologies, Inc. (a)	255	1,665
Generac Holdings, Inc. (a)	2,382	522,563
Sunrun, Inc. (a)	164	3,277
		1,615,854
Industrial Conglomerates – 0.3%
General Electric Co.	15,498	1,155,376
Machinery – 0.2%
Deere & Co.	2,324	877,426
Road & Rail – 3.7%
Avis Budget Group, Inc. (a)	3,918	1,048,731
Bird Global, Inc. (a)	102,818	185,072
Hertz Global Holdings, Inc. (a)	29,221	586,173
Lyft, Inc. Class A (a)	177,114	5,773,917
Uber Technologies, Inc. (a)	184,574	5,810,390
		13,404,283
TOTAL INDUSTRIALS		20,738,745
INFORMATION TECHNOLOGY – 39.2%
Communications Equipment – 0.2%
Arista Networks, Inc. (a)	7,453	861,343
IT Services – 2.6%
DigitalOcean Holdings, Inc. (a)	8,094	319,146
Endava PLC ADR (a)	1,151	115,791
Flywire Corp. (a)	11,543	352,177
Mastercard, Inc. Class A	8,974	3,260,972
MongoDB, Inc. (a)	1,783	632,840
Okta, Inc. (a)	9,111	1,087,033
Shift4 Payments, Inc. (a)	7,492	393,030
Square, Inc. Class A (a)	8,844	880,332
TaskUS, Inc. Class A (a)	23	665
TDCX, Inc. (a)	7,184	99,498
Twilio, Inc. Class A (a)	14,185	1,586,167
Visa, Inc. Class A	2,568	547,318
		9,274,969
Semiconductors & Semiconductor Equipment – 12.5%
Advanced Micro Devices, Inc. (a)	19,428	1,661,483
ASML Holding N.V.	582	328,114
Cirrus Logic, Inc. (a)	6,688	506,950
Enphase Energy, Inc. (a)	17	2,744

	Shares	Value

GLOBALFOUNDRIES, Inc. (a)	27,469	$ 1,436,354
Lam Research Corp.	715	333,018
Marvell Technology, Inc.	211,745	12,298,150
NVIDIA Corp.	104,458	19,373,825
NXP Semiconductors N.V.	32,340	5,526,906
ON Semiconductor Corp. (a)	20,596	1,073,258
QUALCOMM, Inc.	84	11,734
Synaptics, Inc. (a)	1,459	216,574
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,650	710,914
Teradyne, Inc.	15,353	1,619,127
Wolfspeed, Inc. (a)	3,601	330,248
		45,429,399
Software – 12.0%
Atlassian Corp. PLC Class A (a)	2,266	509,465
Cadence Design Systems, Inc. (a)	2,503	377,577
Confluent, Inc. Class A (a)	7,834	244,734
Coupa Software, Inc. (a)	6,514	562,158
Crowdstrike Holdings, Inc. Class A (a)	5,159	1,025,403
Datadog, Inc. Class A (a)	2,355	284,437
DoubleVerify Holdings, Inc. (a)	11,251	244,709
EngageSmart, Inc. (a)	16,356	341,513
HashiCorp, Inc. (a)	633	29,802
HubSpot, Inc. (a)	3,440	1,305,239
Intuit, Inc.	5,085	2,129,344
Microsoft Corp.	107,054	29,709,626
Qualtrics International, Inc. (a)	12,218	226,522
Riskified Ltd. (a)	12,131	63,445
Salesforce.com, Inc. (a)	25,270	4,446,004
Samsara, Inc. (a)	10,881	134,271
ServiceNow, Inc. (a)	1,827	873,489
Zoom Video Communications, Inc. Class A (a)	12,866	1,281,068
		43,788,806
Technology Hardware, Storage & Peripherals – 11.9%
Apple, Inc.	274,347	43,250,805
TOTAL INFORMATION TECHNOLOGY		142,605,322
MATERIALS – 1.9%
Chemicals – 1.3%
Cabot Corp.	4,277	281,640
CF Industries Holdings, Inc.	9,407	910,880
Corteva, Inc.	3,965	228,741
Nutrien Ltd.	17,563	1,725,881
The Mosaic Co.	23,295	1,454,074
		4,601,216
Metals & Mining – 0.6%
Alcoa Corp.	40	2,712
ArcelorMittal S.A.	10,109	295,587
Century Aluminum Co. (a)	129	2,177
Freeport-McMoRan, Inc.	46,540	1,887,197

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
		2,187,673
TOTAL MATERIALS		6,788,889
REAL ESTATE – 0.2%
Real Estate Management & Development – 0.2%
WeWork, Inc. (a)	89,920	$ 630,339
UTILITIES – 0.0%
Multi-Utilities – 0.0%
Sempra Energy	1,051	169,589
TOTAL COMMON STOCKS (Cost $399,888,291)		361,804,066
Money Market Fund – 0.6%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $2,081,684)	2,081,684	$ 2,081,683
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $401,969,975)		363,885,749
NET OTHER ASSETS (LIABILITIES) – 0.0%		141,171
NET ASSETS – 100.0%		$ 364,026,920

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6